COMMON STOCK	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
COMMON STOCK

3. COMMON STOCK

Founder share issuance (USD 0.0001) from October 6, 2020 - February 19, 2021
Sim Eng Peng	26,100,000
Nplus Sdn. Bhd.	7,460,000
AMCARE Sdn. Bhd	7,460,000
Westlife Sdn. Bhd	4,415,000
S&E optical sdn bhd	4,415,000
Dynamic Optical Sdn. Bhd	1,925,000
Guan Kok Lan	10,875,000
IT Optical Talent Sdn. Bhd	8,000,000
Inki Strategic Partner Sdn Bhd	6,350,000
Greenpro Asia Strategic Fund SP	3,000,000
Greenpro Venture Capital Limited	5,000,000
Total	85,000,000

Between the period of October 6, 2020 to February 19, 2021, the Company sold shares of common stock to 11 foreign parties, all of which do not reside in the United States. A total of 85,000,000 shares of restricted common stock were sold at a price of $0.0001 per share. The total proceeds to the Company amounted to a total of $8,500 went to the Company to be used as working capital.

Private Placement share issuance (USD 0.05) on May 25, 2021
Goe Hian Cai	50,000
Khoo Kian Joo	50,000
Sim Eng Dee	50,000
Sim Siew Chui	50,000
Goe Hui Xin	30,000
Sim Pei Yee	30,000
Sim Pei Shan	25,000
So Kean Yong	25,000
Teh Chin Yee	25,000
E Chew Kiew	23,200
Sim Ken Wee	18,600
Tye Siew Po	15,000
Kellylous Anam	10,000
Sim Eng May	10,000
Wong Lee Wah	1,000
Total	412,800

On May 25, 2021, the Company sold shares of common stock to 15 foreign parties, all of which do not reside in the United States. A total of 412,800 shares of restricted common stock were sold at a price of $0.05 per share. The total proceeds to the Company amounted to a total of $20,640 went to the Company to be used as working capital.

Private Placement share issuance (USD 0.50) from July 22, 2021 - September 2, 2021
Lim Kwee Choon	1,000,000
Mohamed Nazir Bin Meraslam	200,000
Chong Thiam Seong	10,000
Cheong Fook Loong	1,000
Total	1,211,000

Between the period of July 22, 2021 to September 2, 2021, the Company sold shares of common stock to 4 foreign parties, all of which do not reside in the United States. A total of 1,211,000 shares of restricted common stock were sold at a price of $0.50 per share. The total proceeds to the Company amounted to a total of $605,500 went to the Company to be used as working capital.

3. COMMON STOCK

Founder share issuance (USD 0.0001) from October 6, 2020 - February 19, 2021
Sim Eng Peng	26,100,000
Nplus Sdn. Bhd.	7,460,000
AMCARE Sdn. Bhd	7,460,000
Westlife Sdn. Bhd	4,415,000
S&E optical sdn bhd	4,415,000
Dynamic Optical Sdn. Bhd	1,925,000
Guan Kok Lan	10,875,000
IT Optical Talent Sdn. Bhd	8,000,000
Inki Strategic Partner Sdn Bhd	6,350,000
Greenpro Asia Strategic Fund SP	3,000,000
Greenpro Venture Capital Limited	5,000,000
Total	85,000,000

Between the period of October 6, 2020 to February 19, 2021, the Company sold shares of common stock to 11 foreign parties, all of which do not reside in the United States. A total of 85,000,000 shares of restricted common stock were sold at a price of $0.0001 per share. The total proceeds to the Company amounted to a total of $8,500 went to the Company to be used as working capital.

Private Placement share issuance (USD 0.05) on May 25, 2021
Goe Hian Cai	50,000
Khoo Kian Joo	50,000
Sim Eng Dee	50,000
Sim Siew Chui	50,000
Goe Hui Xin	30,000
Sim Pei Yee	30,000
Sim Pei Shan	25,000
So Kean Yong	25,000
Teh Chin Yee	25,000
E Chew Kiew	23,200
Sim Ken Wee	18,600
Tye Siew Po	15,000
Kellylous Anam	10,000
Sim Eng May	10,000
Wong Lee Wah	1,000
Total	412,800

On May 25, 2021, the Company sold shares of common stock to 15 foreign parties, all of which do not reside in the United States. A total of 412,800 shares of restricted common stock were sold at a price of $0.05 per share. The total proceeds to the Company amounted to a total of $20,640 went to the Company to be used as working capital.

Private Placement share issuance (USD 0.50) from July 22, 2021 - September 2, 2021
Lim Kwee Choon	1,000,000
Mohamed Nazir Bin Meraslam	200,000
Chong Thiam Seong	10,000
Cheong Fook Loong	1,000
Total	1,211,000

Between the period of July 22, 2021 to September 2, 2021, the Company sold shares of common stock to 4 foreign parties, all of which do not reside in the United States. A total of 1,211,000 shares of restricted common stock were sold at a price of $0.50 per share. The total proceeds to the Company amounted to a total of $605,500 went to the Company to be used as working capital.

3. COMMON STOCK

Founder share issuance (USD 0.0001) from October 6, 2020 - February 19, 2021
Sim Eng Peng	26,100,000
Nplus Sdn. Bhd.	7,460,000
AMCARE Sdn. Bhd	7,460,000
Westlife Sdn. Bhd	4,415,000
S&E Optical sdn bhd	4,415,000
Dynamic Optical Sdn. Bhd	1,925,000
Guan Kok Lan	10,875,000
IT Optical Talent Sdn. Bhd	8,000,000
Inki Strategic Partner Sdn Bhd	6,350,000
Greenpro Asia Strategic Fund SP	3,000,000
Greenpro Venture Capital Limited	5,000,000
Total	85,000,000

Between the period of October 6, 2020 to February 19, 2021, the Company sold shares of common stock to 11 foreign parties, all of which do not reside in the United States. A total of 85,000,000 shares of restricted common stock were sold at a price of $0.0001 per share. The total proceeds to the Company amounted to a total of $8,500 went to the Company to be used as working capital.

Private Placement share issuance (USD 0.05) on May 25, 2021
Goe Hian Cai	50,000
Khoo Kian Joo	50,000
Sim Eng Dee	50,000
Sim Siew Chui	50,000
Goe Hui Xin	30,000
Sim Pei Yee	30,000
Sim Pei Shan	25,000
So Kean Yong	25,000
Teh Chin Yee	25,000
E Chew Kiew	23,200
Sim Ken Wee	18,600
Tye Siew Po	15,000
Kellylous Anam	10,000
Sim Eng May	10,000
Wong Lee Wah	1,000
Total	412,800

On May 25, 2021, the Company sold shares of common stock to 15 foreign parties, all of which do not reside in the United States. A total of 412,800 shares of restricted common stock were sold at a price of $0.05 per share. The total proceeds to the Company amounted to a total of $20,640 went to the Company to be used as working capital.

Private Placement share issuance (USD 0.50) from July 22, 2021 - September 2, 2021
Lim Kwee Choon	1,000,000
Mohamed Nazir Bin Meraslam	200,000
Chong Thiam Seong	10,000
Cheong Fook Loong	1,000
Total	1,211,000

Between the period of July 22, 2021 to September 2, 2021, the Company sold shares of common stock to 4 foreign parties, all of which do not reside in the United States. A total of 1,211,000 shares of restricted common stock were sold at a price of $0.50 per share. The total proceeds to the Company amounted to a total of $605,500 went to the Company to be used as working capital.